Segments - Non current assets by country (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 74,579	$ 73,686	$ 76,082	$ 75,858
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets	41,342	40,261	42,192	36,383
USA [member}
Disclosure of geographical areas [line items]
Non-current assets	12,667	12,867	13,172	16,524
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets	8,339	8,226	8,203	8,796
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	4,222	4,256	4,398	4,913
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets	1,674	1,670	1,683	1,696
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets	1,478	1,445	1,527	1,435
Russia [member]
Disclosure of geographical areas [line items]
Non-current assets	1,012	974	973	427
Denmark [member]
Disclosure of geographical areas [line items]
Non-current assets	568	918	953	887
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets	914	897	725	1,331
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets	772	794	808	866
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 1,592	$ 1,378	$ 1,447	$ 2,601